Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2015:
Net revenues	$36,332	$37,169	$38,644	$41,145	$153,290
Gross profit	6,164	6,402	6,661	7,301	26,528
Operating profit	2,132	2,262	2,331	2,729	9,454
Income from continuing operations	1,221	1,272	1,237	1,500	5,230
Income (loss) from discontinued operations, net of tax	—	—	10	(1)	9
Net income attributable to CVS Health	1,221	1,272	1,246	1,498	5,237
Basic earnings per share:
Income from continuing operations attributable to CVS Health	$1.08	$1.13	$1.10	$1.35	$4.65
Income (loss) from discontinued operations attributable to CVS Health	$—	$—	$0.01	$—	$0.01
Net income attributable to CVS Health	$1.08	$1.13	$1.11	$1.35	$4.66
Diluted earnings per share:
Income from continuing operations attributable to CVS Health	$1.07	$1.12	$1.10	$1.34	$4.62
Income (loss) from discontinued operations attributable to CVS Health	$—	$—	$0.01	$—	$0.01
Net income attributable to CVS Health	$1.07	$1.12	$1.11	$1.34	$4.63
Dividends per share	$0.350	$0.350	$0.350	$0.350	$1.40
Stock price: (New York Stock Exchange)
High	$104.56	$106.47	$113.45	$105.29	$113.45
Low	$94.16	$98.74	$95.12	$91.56	$91.56

In millions, except per share amounts	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year
2014:
Net revenues	$32,689	$34,602	$35,021	$37,055	$139,367
Gross profit	5,942	6,324	6,468	6,633	25,367
Operating profit	2,024	2,208	2,246	2,321	8,799
Income from continuing operations	1,129	1,246	948	1,322	4,645
Loss from discontinued operations, net of tax	—	—	—	(1)	(1)
Net income attributable to CVS Health	1,129	1,246	948	1,321	4,644
Basic earnings per share:
Income from continuing operations attributable to CVS Health	$0.96	$1.07	$0.82	$1.15	$3.98
Loss from discontinued operations attributable to CVS Health	$—	$—	$—	$—	$—
Net income attributable to CVS Health	$0.96	$1.07	$0.82	$1.15	$3.98
Diluted earnings per share:
Income from continuing operations attributable to CVS Health	$0.95	$1.06	$0.81	$1.14	$3.96
Loss from discontinued operations attributable to CVS Health	$—	$—	$—	$—	$—
Net income attributable to CVS Health	$0.95	$1.06	$0.81	$1.14	$3.96
Dividends per share	$0.275	$0.275	$0.275	$0.275	$1.10
Stock price: (New York Stock Exchange)
High	$76.36	$79.43	$82.57	$98.62	$98.62
Low	$64.95	$72.37	$74.69	$77.40	$64.95